Income Taxes - Reconciliation of Income Tax Expense (Benefit) (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Computed expected income tax expense (benefit)		(8,498,612)	22,539,520	2,066,116
Tax rate differential for entities in non-PRC jurisdictions		12,329,147	5,226,054	166,310
Research and development expenses bonus deduction		(4,932,452)	(4,932,333)	(3,188,028)
Non-deductible expenses
Entertainment expense		302,498	322,430	253,351
Other		16	20,348	300,571
Preferential income tax rate		266,688	(5,240,442)
Tax rate differential		2,104,805	(3,531,610)	(1,810,791)
Tax holiday		(1,871,138)
Change in valuation allowance		13,972,769	(16,060,780)	(4,691,090)
Income tax expense (benefit)	$ 2,203,804	13,673,721	(1,656,813)	(6,903,561)